Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A., Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, N.A., BofA Securities, Inc., BMO Capital Markets Corp., Bank of Montreal, UBS AG, and UBS Securities LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the ILPT Commercial Mortgage Trust 2022-LPF2, Commercial Mortgage Pass-Through Certificates, Series 2022-LPF2 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 105 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of September 22, 2022.

●	The phrase “Cut-off Date” refers to the date of September 9, 2022.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on August 31, 2022 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2022-LPF2 Accounting Tape Final.xlsx (provided on August 31, 2022).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.

●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.

●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.

●	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for environmental insurance.

●	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.

●	The phrase “Loan Agreement” refers to a draft loan agreement.

●	The phrase “Mezzanine Loan Agreement” refers to a draft mezzanine loan agreement.

●	The phrase “PILOT Agreement” refers to a PILOT abstract summarizing the terms and conditions of the PILOT lease.

●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.

●	The phrase “Title Policy” refers to a draft or signed proforma title policy.

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From July 27, 2022 through August 31, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

August 31, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

ILPT 2022-LPF2	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Pool Identifier	None - Company Provided	None
4	Property Name	None - Company Provided	None
5	Property Type	Appraisal Report	None
6	Property Sub-Type	Underwriting File	None
7	Address	Appraisal Report; Title Policy	None
8	City	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Underwriting File	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Avg. Clear Height	Underwriting File	None
15	Total NRA	Underwriting File	None
16	Unit of Measure	Underwriting File	None
17	Occupancy (%)	Underwriting File	None
18	Occupancy Date	Underwriting File	None
19	Office % of NRA	Underwriting File	None
20	# of tenants	Underwriting File	None
21	WA Lease Expiration Date	Recalculation	None
22	WA Lease Term Remaining	Recalculation	None
23	% of NRA Leased to Investment Grade Tenants	Recalculation	None
24	% of UW Base Rent from Investment Grade Tenants	Recalculation	None
25	Ownership Interest	Title Policy; Appraisal; PILOT Agreement	None
26	Mortgage Loan Closing Date Balance	Loan Agreement	None
27	Mortgage Loan Closing Date Balance per SF	Recalculation	None
28	% of Mortgage Loan Closing Date Balance	Recalculation	None
29	Mortgage Loan Maturity Date Balance	Recalculation	None
30	Mezzanine Loan Closing Date Balance	Mezzanine Loan Agreement	None
31	% of Mezzanine Loan Closing Date Balance	Recalculation	None
32	Mezzanine Loan Maturity Date Balance	Recalculation	None
33	Total Loan Closing Date Balance	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

ILPT 2022-LPF2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
34	Total Loan Closing Date Balance per SF	Recalculation	None
35	Total Loan Maturity Date Balance	Recalculation	None
36	Individual As-Is Appraised Value Date	Appraisal Report	None
37	Individual As-Is Appraised Value	Appraisal Report	None
38	Individual As-Is Appraised Value per SF	Recalculation	None
39	Portfolio Appraised Value Date	Appraisal Report	None
40	Portfolio Appraised Value	Appraisal Report	None
41	Portfolio Appraised Value per SF	Recalculation	None
42	Portfolio Appraised Value Premium	Recalculation	None
43	Engineering Report Provider	Engineering Report	None
44	Engineering Report Date	Engineering Report	None
45	Environmental Report Provider	Environmental Report	None
46	Environmental Report Date	Environmental Report	None
47	Phase II Required?	Environmental Report	None
48	Environmental Insurance Policy Obtained	Insurance Summary	None
49	Phase II Performed?	Not Applicable*	None
50	Seismic Zone	Seismic Report	None
51	PML %	Seismic Report	None
52	Origination Date	None - Company Provided	None
53	Assumed One-month Term SOFR	None - Company Provided	None
54	Assumed Mortgage Loan Spread	None - Company Provided	None
55	Mezzanine Loan Spread	None - Company Provided	None
56	Term SOFR Cap	Interest Rate Cap Term Sheet	None
57	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
58	Mezzanine Loan Interest Rate at Term SOFR Cap	Recalculation	None
59	Term SOFR Lookback days	Loan Agreement	None
60	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
61	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
62	Amort Type	Loan Agreement	None
63	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
64	Annual Mortgage Loan Debt Service Payment	Recalculation	None
65	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
66	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
67	Monthly Mezzanine Loan Debt Service Payment	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

ILPT 2022-LPF2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
68	Annual Mezzanine Loan Debt Service Payment	Recalculation	None
69	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
70	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
71	Monthly Total Loan Debt Service Payment	Recalculation	None
72	Annual Total Loan Debt Service Payment	Recalculation	None
73	Monthly Total Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
74	Annual Total Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
75	Grace Period	Loan Agreement	None
76	First Loan Payment Date	Loan Agreement	None
77	Seasoning	Recalculation	None
78	Original Term to Maturity (Months)	Recalculation	None
79	Remaining Term to Maturity (Months)	Recalculation	None
80	Original Amortization Term (Months)	Not Applicable*	None
81	Remaining Amortization Term (Months)	Not Applicable*	None
82	Original IO Term (Months)	Recalculation	None
83	Remaining IO Term (Months)	Recalculation	None
84	Initial Maturity Date	Loan Agreement	None
85	Floating Rate Component Extensions	Loan Agreement	None
86	Fully Extended Maturity Date	Loan Agreement	None
87	Lockbox	Loan Agreement	None
88	Cash Management Type	Loan Agreement	None
89	Cash Management Trigger	Loan Agreement	None
90	Administrative Fee Rate (%)	Fee Schedule	None
91	Floating Rate Component Prepayment Provision	Loan Agreement	None
92	Partial Release Allowed?	Loan Agreement	None
93	Property Release Description	Loan Agreement	None
94	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
95	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
96	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
97	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
98	Total Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

ILPT 2022-LPF2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
99	Total Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
100	Total Loan Closing Date LTV (Portfolio Value)	Recalculation	None
101	Total Loan Balloon LTV (Portfolio Value)	Recalculation	None
102	Mortgage Loan UW NOI Debt Yield	Recalculation	None
103	Mortgage Loan UW NCF Debt Yield	Recalculation	None
104	Mortgage Loan UW NOI DSCR	Recalculation	None
105	Mortgage Loan UW NCF DSCR	Recalculation	None
106	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
107	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
108	Total Loan UW NOI Debt Yield	Recalculation	None
109	Total Loan UW NCF Debt Yield	Recalculation	None
110	Total Loan UW NOI DSCR	Recalculation	None
111	Total Loan UW NCF DSCR	Recalculation	None
112	Total Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
113	Total Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
114	Initial Tax Escrow	None - Company Provided	None
115	Ongoing Tax Escrow Monthly	Loan Agreement	None
116	Tax Escrow Springing Conditions	Loan Agreement	None
117	Initial Insurance Escrow	None - Company Provided	None
118	Ongoing Insurance Escrow Monthly	Loan Agreement	None
119	Insurance Escrow Springing Conditions	Loan Agreement	None
120	Initial Immediate Repairs Escrow	Loan Agreement	None
121	Initial Cap Ex Escrow	Loan Agreement	None
122	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
123	Cap Ex Escrow Springing Conditions	Loan Agreement	None
124	Initial TI/LC Escrow	Loan Agreement	None
125	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
126	TI/LC Escrow Springing Conditions	Loan Agreement	None
127	Initial Other Escrow	Loan Agreement	None
128	Ongoing Other Escrow Monthly	Loan Agreement	None
129	Ongoing Other Escrow Springing Condition	Loan Agreement	None
130	Other Escrow Description	Loan Agreement	None
131	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
132	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
133	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

ILPT 2022-LPF2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
134	Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
135	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
136	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
137	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
138	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
139	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
140	2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
141	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
142	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
143	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
144	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
145	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
146	3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
147	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
148	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
149	Base Rent 2019	Underwriting File	$1.00
150	Base Rent 2020	Underwriting File	$1.00
151	Base Rent 2021	Underwriting File	$1.00
152	Base Rent Sponsor Yr 1	Underwriting File	$1.00
153	Base Rent UW (In-Place)	Underwriting File	$1.00
154	Potential Income from Vacant Space 2019	Underwriting File	$1.00
155	Potential Income from Vacant Space 2020	Underwriting File	$1.00
156	Potential Income from Vacant Space 2021	Underwriting File	$1.00
157	Potential Income from Vacant Space Sponsor Yr 1	Underwriting File	$1.00
158	Potential Income from Vacant Space UW (In-Place)	Underwriting File	$1.00
159	Straight-Lined Rent Steps 2019	Underwriting File	$1.00
160	Straight-Lined Rent Steps 2020	Underwriting File	$1.00
161	Straight-Lined Rent Steps 2021	Underwriting File	$1.00
162	Straight-Lined Rent Steps Sponsor Yr 1	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

ILPT 2022-LPF2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
163	Straight-Lined Rent Steps UW (In-Place)	Underwriting File	$1.00
164	Ground Rent Straight Line Rent Steps 2019	Underwriting File	$1.00
165	Ground Rent Straight Line Rent Steps 2020	Underwriting File	$1.00
166	Ground Rent Straight Line Rent Steps 2021	Underwriting File	$1.00
167	Ground Rent Straight Line Rent Steps Sponsor Yr 1	Underwriting File	$1.00
168	Ground Rent Straight Line Rent Steps UW (In-Place)	Underwriting File	$1.00
169	Rent Steps 2019	Underwriting File	$1.00
170	Rent Steps 2020	Underwriting File	$1.00
171	Rent Steps 2021	Underwriting File	$1.00
172	Rent Steps Sponsor Yr 1	Underwriting File	$1.00
173	Rent Steps UW (In-Place)	Underwriting File	$1.00
174	Recoveries 2019	Underwriting File	$1.00
175	Recoveries 2020	Underwriting File	$1.00
176	Recoveries 2021	Underwriting File	$1.00
177	Recoveries Sponsor Yr 1	Underwriting File	$1.00
178	Recoveries UW (In-Place)	Underwriting File	$1.00
179	Gross Potential Rent 2019	Underwriting File	$1.00
180	Gross Potential Rent 2020	Underwriting File	$1.00
181	Gross Potential Rent 2021	Underwriting File	$1.00
182	Gross Potential Rent Sponsor Yr 1	Underwriting File	$1.00
183	Gross Potential Rent UW (In-Place)	Underwriting File	$1.00
184	Economic Vacancy & Credit Loss 2019	Underwriting File	$1.00
185	Economic Vacancy & Credit Loss 2020	Underwriting File	$1.00
186	Economic Vacancy & Credit Loss 2021	Underwriting File	$1.00
187	Economic Vacancy & Credit Loss Sponsor Yr 1	Underwriting File	$1.00
188	Economic Vacancy & Credit Loss UW (In-Place)	Underwriting File	$1.00
189	Other Income 2019	Underwriting File	$1.00
190	Other Income 2020	Underwriting File	$1.00
191	Other Income 2021	Underwriting File	$1.00
192	Other Income Sponsor Yr 1	Underwriting File	$1.00
193	Other Income UW (In-Place)	Underwriting File	$1.00
194	Effective Gross Income 2019	Underwriting File	$1.00
195	Effective Gross Income 2020	Underwriting File	$1.00
196	Effective Gross Income 2021	Underwriting File	$1.00
197	Effective Gross Income Sponsor Yr 1	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

ILPT 2022-LPF2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
198	Effective Gross Income UW (In-Place)	Underwriting File	$1.00
199	Management Fee 2019	Underwriting File	$1.00
200	Management Fee 2020	Underwriting File	$1.00
201	Management Fee 2021	Underwriting File	$1.00
202	Management Fee Sponsor Yr 1	Underwriting File	$1.00
203	Management Fee UW (In-Place)	Underwriting File	$1.00
204	Utilities 2019	Underwriting File	$1.00
205	Utilities 2020	Underwriting File	$1.00
206	Utilities 2021	Underwriting File	$1.00
207	Utilities Sponsor Yr 1	Underwriting File	$1.00
208	Utilities UW (In-Place)	Underwriting File	$1.00
209	Operating Expenses 2019	Underwriting File	$1.00
210	Operating Expenses 2020	Underwriting File	$1.00
211	Operating Expenses 2021	Underwriting File	$1.00
212	Operating Expenses Sponsor Yr 1	Underwriting File	$1.00
213	Operating Expenses UW (In-Place)	Underwriting File	$1.00
214	General and Administrative 2019	Underwriting File	$1.00
215	General and Administrative 2020	Underwriting File	$1.00
216	General and Administrative 2021	Underwriting File	$1.00
217	General and Administrative Sponsor Yr 1	Underwriting File	$1.00
218	General and Administrative UW (In-Place)	Underwriting File	$1.00
219	Cleaning 2019	Underwriting File	$1.00
220	Cleaning 2020	Underwriting File	$1.00
221	Cleaning 2021	Underwriting File	$1.00
222	Cleaning Sponsor Yr 1	Underwriting File	$1.00
223	Cleaning UW (In-Place)	Underwriting File	$1.00
224	Salaries 2019	Underwriting File	$1.00
225	Salaries 2020	Underwriting File	$1.00
226	Salaries 2021	Underwriting File	$1.00
227	Salaries Sponsor Yr 1	Underwriting File	$1.00
228	Salaries UW (In-Place)	Underwriting File	$1.00
229	Real Estate Taxes 2019	Underwriting File	$1.00
230	Real Estate Taxes 2020	Underwriting File	$1.00
231	Real Estate Taxes 2021	Underwriting File	$1.00
232	Real Estate Taxes Sponsor Yr 1	Underwriting File	$1.00
233	Real Estate Taxes UW (In-Place)	Underwriting File	$1.00
234	Insurance 2019	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

ILPT 2022-LPF2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
235	Insurance 2020	Underwriting File	$1.00
236	Insurance 2021	Underwriting File	$1.00
237	Insurance Sponsor Yr 1	Underwriting File	$1.00
238	Insurance UW (In-Place)	Underwriting File	$1.00
239	Other Expenses 2019	Underwriting File	$1.00
240	Other Expenses 2020	Underwriting File	$1.00
241	Other Expenses 2021	Underwriting File	$1.00
242	Other Expenses Sponsor Yr 1	Underwriting File	$1.00
243	Other Expenses UW (In-Place)	Underwriting File	$1.00
244	Non-Recoverable 2019	Underwriting File	$1.00
245	Non-Recoverable 2020	Underwriting File	$1.00
246	Non-Recoverable 2021	Underwriting File	$1.00
247	Non-Recoverable Sponsor Yr 1	Underwriting File	$1.00
248	Non-Recoverable UW (In-Place)	Underwriting File	$1.00
249	Total Operating Expenses 2019	Underwriting File	$1.00
250	Total Operating Expenses 2020	Underwriting File	$1.00
251	Total Operating Expenses 2021	Underwriting File	$1.00
252	Total Operating Expenses Sponsor Yr 1	Underwriting File	$1.00
253	Total Operating Expenses UW (In-Place)	Underwriting File	$1.00
254	Net Operating Income 2019	Underwriting File	$1.00
255	Net Operating Income 2020	Underwriting File	$1.00
256	Net Operating Income 2021	Underwriting File	$1.00
257	Net Operating Income Sponsor Yr 1	Underwriting File	$1.00
258	Net Operating Income UW (In-Place)	Underwriting File	$1.00
259	Tenant Improvements and Leasing Commissions 2019	Underwriting File	$1.00
260	Tenant Improvements and Leasing Commissions 2020	Underwriting File	$1.00
261	Tenant Improvements and Leasing Commissions 2021	Underwriting File	$1.00
262	Tenant Improvements and Leasing Commissions Sponsor Yr 1	Underwriting File	$1.00
263	Tenant Improvements and Leasing Commissions UW (In-Place)	Underwriting File	$1.00
264	Replacement Reserves 2019	Underwriting File	$1.00
265	Replacement Reserves 2020	Underwriting File	$1.00
266	Replacement Reserves 2021	Underwriting File	$1.00
267	Replacement Reserves Sponsor Yr 1	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

ILPT 2022-LPF2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
268	Replacement Reserves UW (In-Place)	Underwriting File	$1.00
269	Net Cash Flow 2019	Underwriting File	$1.00
270	Net Cash Flow 2020	Underwriting File	$1.00
271	Net Cash Flow 2021	Underwriting File	$1.00
272	Net Cash Flow Sponsor Yr 1	Underwriting File	$1.00
273	Net Cash Flow UW (In-Place)	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

ILPT 2022-LPF2	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
21	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each property was multiplied by the corresponding UW Base Rent. Such amounts were summed and then divided by the aggregate UW Base Rent of the respective property.
22	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
23	% of NRA Leased to Investment Grade Tenants	Quotient of (i) sum of investment grade tenant square feet from the Underwriting File and (ii) Total NRA.
24	% of UW Base Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant UW Base Rent from the Underwriting File and (ii) sum of the total UW Base Rent from the Underwriting File.
27	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total NRA.
28	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
29	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
31	% of Mezzanine Loan Closing Date Balance	Quotient of (i) Mezzanine Loan Closing Date Balance and (ii) the aggregate Mezzanine Loan Closing Date Balance.
32	Mezzanine Loan Maturity Date Balance	Set equal to the Mezzanine Loan Closing Date Balance.
33	Total Loan Closing Date Balance	Sum of (i) Mortgage Loan Closing Date Balance and (ii) Mezzanine Loan Closing Date Balance.
34	Total Loan Closing Date Balance per SF	Quotient of (i) Total Loan Closing Date Balance and (ii) Total NRA.
35	Total Loan Maturity Date Balance	Set equal to Total Loan Closing Date Balance.
38	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Total NRA.
41	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
42	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual As-Is Appraised Value, and (ii) 1.
57	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Assumed Mortgage Loan Spread.
58	Mezzanine Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Mezzanine Loan Spread.
63	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

ILPT 2022-LPF2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
64	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
65	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
66	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
67	Monthly Mezzanine Loan Debt Service Payment	Quotient of Annual Mezzanine Loan Debt Service Payment and (ii) 12.
68	Annual Mezzanine Loan Debt Service Payment	Product of (i) Mezzanine Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Mezzanine Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
69	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
70	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mezzanine Loan Closing Date Balance, (ii) Mezzanine Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
71	Monthly Total Loan Debt Service Payment	Quotient of (i) Annual Total Loan Annual Debt Service Payment and (ii) 12.
72	Annual Total Loan Debt Service Payment	Sum of (i) Annual Mortgage Loan Debt Service Payment and (ii) Annual Mezzanine Loan Debt Service Payment.
73	Monthly Total Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Total Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
74	Annual Total Loan Debt Service Payment at Term SOFR Cap	Sum of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap.
77	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
78	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
79	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
82	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
83	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
94	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) aggregate Individual As-Is Appraised Value.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

ILPT 2022-LPF2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
95	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
96	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
97	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
98	Total Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Total Loan Closing Date Balance and (ii) aggregate Individual As-Is Appraised Value.
99	Total Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Total Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
100	Total Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Total Loan Closing Date Balance and (ii) Portfolio Appraised Value.
101	Total Loan Balloon LTV (Portfolio Value)	Quotient of (i) Total Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
102	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Closing Date Balance.
103	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Closing Date Balance.
104	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment.
105	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment.
106	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
107	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
108	Total Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Total Loan Closing Date Balance.
109	Total Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Total Loan Closing Date Balance.
110	Total Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Total Loan Debt Service Payment.
111	Total Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Total Loan Debt Service Payment.
112	Total Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Total Loan Debt Service Payment at Term SOFR Cap.
113	Total Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Total Loan Debt Service Payment at Term SOFR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17